GOING CONCERN UNCERTAINTY (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
GOING CONCERN UNCERTAINTY
Net Income Loss	$ (184,288)	$ (13,358)